Derivative Warrant Liabilities (Details)										1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 27, 2024 USD ($) shares	Dec. 16, 2024 USD ($) shares	Oct. 31, 2024	Aug. 12, 2024 shares	Jun. 28, 2024 shares	Mar. 22, 2024 shares	Feb. 23, 2024 shares	Jan. 21, 2024 $ / shares	Dec. 05, 2023 shares	Jul. 16, 2024 shares	Mar. 22, 2024 shares	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	May 27, 2025 shares	Mar. 31, 2025 shares	Oct. 30, 2024 $ / shares shares	Jan. 16, 2024 $ / shares shares	Sep. 18, 2023 shares	Apr. 06, 2023 shares	Feb. 14, 2022 shares
Derivative Warrant Liabilities [Line Items]
Number of shares issued | shares																			250	866	80,000				2,208
Exercise price (in Dollars per share)																					$ 4.38
Changes in fair value of derivative warrant liabilities (in Dollars) | $												$ 139,563	$ (643,225)	$ 1,319,081	$ (83,080)	$ 707,802	$ (2,189,986)	$ (290,569)
Expected life			5
Gross proceeds (in Dollars) | $																698,897
April 2023 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued | shares		15,156		64,104	156,098	27,973			2,729,394		27,973													4,505,718
Exercise price (in Dollars per share)								$ 1.077
Convertible common shares (in Dollars per share)								0.724
Warrants exercised common share | shares		10,969		46,395	112,975	20,245			652,521
Exercisable common shares (in Dollars per share)								0.724
Gross proceeds (in Dollars) | $		$ 11,821
September 2023 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued | shares	327,765			80,526	182,144	281,910			4,602,916		281,910												7,500,000
Exercise price (in Dollars per share)								1.077
Convertible common shares (in Dollars per share)								0.288
Warrants exercised common share | shares	94,419			23,197	54,877				409,667		81,469
Exercisable common shares (in Dollars per share)								$ 0.288
Gross proceeds (in Dollars) | $	$ 101,755
January 2024 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued | shares	205,000						30,200			138,320												1,500,000
Exercise price (in Dollars per share)																						$ 1.6
Warrants exercised common share | shares	205,000						30,200			138,320
Gross proceeds (in Dollars) | $	$ 328,000
Warrants [member]
Derivative Warrant Liabilities [Line Items]
Changes in fair value of derivative warrant liabilities (in Dollars) | $																$ 707,802
Expected life																4.21